Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
General and administrative expenses	$ 926,246	$ 164,742	$ 45,819	$ 11,070,808	$ 560,473	$ 813,427
Administrative expenses - related party	45,000	45,000	11,129	135,000	135,000	180,000
Franchise tax expenses	80,600	16,175	80,598	170,506	98,851	200,000
Other income (expenses)
Financing costs related to derivative warrant liabilities			(577,150)
Net gain from investments held in Trust Account			7,668			28,377
Loss from operations	(1,051,846)	(225,917)	(137,546)	(11,376,314)	(794,324)	(1,193,427)
Other income (expenses)
Change in fair value of derivative warrant liabilities	(750,000)	2,177,500	(3,471,670)	5,423,330	8,895,000	12,193,340
Interest from investments held in Trust Account	1,036,938	2,960		1,401,976	23,518
Income (Loss) before provision for income taxes	(764,908)	1,954,543		(4,551,008)	8,124,194
Provision for income taxes	65,239			65,239
Net income (loss)	$ (830,147)	$ 1,954,543	$ (4,178,698)	$ (4,616,247)	$ 8,124,194	$ 11,028,290
Class A Common Stock
Other income (expenses)
Weighted average shares outstanding (in Shares)	23,000,000	23,000,000	4,346,457	23,000,000	23,000,000	23,000,000
Basic net income (loss) per share (in Dollars per share)	$ (0.03)	$ 0.07	$ (0.44)	$ (0.16)	$ 0.28	$ 0.38
Class B Common Stock
Other income (expenses)
Weighted average shares outstanding (in Shares)	5,750,000	5,750,000	5,141,732	5,750,000	5,750,000	575,000
Basic net income (loss) per share (in Dollars per share)	$ (0.03)	$ 0.07	$ (0.44)	$ (0.16)	$ 0.28	$ 0.38